SMITH BARNEY NATURAL RESOURCES FUND, INC.
(the "Fund")

Supplement to Prospectus
dated January 5, 1996




For South Dakota investors:


	CLASS Y SHARES OF THE FUND ARE NOT AVAILABLE FOR PURCHASE BY
RESIDENTS
OF SOUTH DAKOTA.




January 1, 1997



FD#01254










Smith Barney Natural Resources Fund Inc.
388 Greenwich Street
New York, NY 10013



January 7, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:	SMITH BARNEY NATURAL RESOURCES INC. ( the "Registrant")
	FILE NO. 33-7339

Dear Sirs:

Pursuant to Rule 497(e) under the Securities Act of 1933, enclosed for filing on behalf of the Fund referenced above are EDGAR copies of a supplement to the
Prospectus of the Registrant dated January 5, 1996.

Please return an electronic receipt in order to verify receipt of this letter and filing.

Very truly yours,



/s/ Jacqueline Carr
Jacqueline Carr


cc:	(with enclosures)					Mr. Robert Garrett
	Burton Leibert, Esq.				KPMG Peat Marwick LLP
	Willkie Farr & Gallagher

	Ms. Marie Ellen Costello				Mr. Michael
McCarthy
	Chase Manhattan Bank				First Data Investor
Services
Group Inc.